Employee benefits - Amount Included in the Statement of Financial Position Arising from the Company's Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ 370.1	€ 320.0	€ 279.0
Plan assets, at fair value	97.9	86.4
Net defined benefit liability (asset)	272.2	233.6	197.5
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	365.1	314.9	274.2
Plan assets, at fair value	(97.9)	(86.4)	(81.5)
Net defined benefit liability (asset)	267.2	228.5	192.7
Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	5.0	5.1	4.8
Net defined benefit liability (asset)	5.0	5.1	€ 4.8
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	370.1	320.0
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	365.1	314.9
Present value of defined benefit obligation | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	5.0	5.1
Present value of defined benefit obligation | Unfunded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	84.6	82.7
Present value of defined benefit obligation | Unfunded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	79.6	77.6
Present value of defined benefit obligation | Unfunded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	5.0	5.1
Present value of defined benefit obligation | Funded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	285.5	237.3
Present value of defined benefit obligation | Funded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	285.5	237.3
Present value of defined benefit obligation | Funded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	0.0	0.0
Plan assets [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(97.9)	(86.4)
Plan assets [member] | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(97.9)	(86.4)
Plan assets [member] | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	€ 0.0	€ 0.0